UNAUDITED INTERIM FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Accounting [Text Block]
NOTE 3:-	UNAUDITED INTERIM FINANCIAL STATEMENTS

The accompanying unaudited interim consolidated financial statements as of June 30, 2014, have been prepared in accordance with U.S. generally accepted accounting principles and standards of the Public Company Accounting Oversight Board for interim financial information. Accordingly, they do not include all the information and footnotes required by generally accepted accounting principles in the United States for complete financial statements. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for a fair presentation of the Company's consolidated financial position as of June 30, 2014, the Company's consolidated results of operations and the Company's consolidated cash flows for the six and three months ended June 30, 2014. Results for the six and three months periods ended June 30, 2014 are not necessarily indicative of the results that may be expected for the year ended December 31, 2014.